Business Update Related to COVID-19	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Update Related to COVID-19

Note   34.               Business Update Related to COVID-19

In March 2020, the World Health Organization declared the Coronavirus (COVID-19) a pandemic. The outbreak spread quickly around the world, including in every geography in which the Group operates. The pandemic has created uncertainty around the impact of the global economy and has resulted in impacts to the financial markets and asset values. Governments implemented various restrictions around the world, including closure of non-essential businesses, travel, shelter-in-place requirements for citizens and other restrictions.

The Group took a number of precautionary steps to safeguard its businesses and colleagues from COVID-19, including implementing travel restrictions, working from home arrangements and flexible work policies. The Group started to return to offices around the world, in line with the guidelines and orders issued by national, state and local governments, implementing a phased approach in its main office in France. We continue to prioritize the safety and well-being of our colleagues during this time.

The Group’s major production centers, located in Taiwan and Vietnam, were quick to implement controls and safeguards around their processes that enabled us to continue delivering products with minimal interruption to our clients. In 2022, the impact upon the Group has been limited and we remain confident that we are able to fulfil all current client orders.

The Group retains a strong liquidity position and believes that it has sufficient cash reserves to support the entity for the foreseeable future (see note 2 for further details.) The Group continues to review its costs and suspended its share buy-back programs in order to reduce the cash burn. The Group has applied for, and received, support under the schemes announced by the Swiss government. Currently the Group remains able to meet its commitments and does not foresee any significant challenges in the near future. The Group currently does not anticipate any material impact on its liquidity position and outlook.

At this stage it remains impossible to predict the extent of the impact of the COVID-19 pandemic as this will depend on numerous evolving factors and future developments that the Group is not able to predict.

Note 34.      Business Update Related to COVID-19

In March 2020, the World Health Organization declared the Coronavirus (COVID-19) a pandemic. The outbreak spread quickly around the world, including in every geography in which the Group operates. The pandemic has created uncertainty around the impact of the global economy and has resulted in impacts to the financial markets and asset values. Governments implemented various restrictions around the world, including closure of non-essential businesses, travel, shelter-in-place requirements for citizens and other restrictions.

At the beginning of the pandemic, the Group took a number of precautionary steps to safeguard its businesses and colleagues from COVID-19, including implementing travel restrictions, working from home arrangements and flexible work policies. The Group started to return to offices around the world in 2020 and 2021, in line with the guidelines and orders issued by national, state and local governments, implementing a phased approach in its main offices in Switzerland and France. We continue to prioritize the safety and well-being of our colleagues during this time.

The Group’s major production centers, located in Taiwan and Vietnam, were quick to implement controls and safeguards around their processes that enabled us to continue delivering products with minimal interruption to our clients. At the end of the second quarter 2020, we started to see the first impact of the pandemic upon our activities with certain clients reducing or delaying their orders. However, in 2021, as the shortage in semiconductor supplies eased up, revenue increased by USD 2.7 million and the Group’s loss decreased by USD 4.3 million which shows the recovery from the adverse effect of the shortage.

Currently the Group continues to monitor the evolution of the pandemic and the related official guidelines with its suppliers but does not foresee any significant challenges in the near future. The Group currently does not anticipate any material impact on its liquidity position and outlook.

At this stage it remains impossible to predict the extent of the impact of the COVID-19 pandemic as this will depend on numerous evolving factors and future developments that the Group is not able to predict.

SEALS Corp
Business Update Related to COVID-19

33.          Business Update Related to COVID-19

In March 2020, the World Health Organization declared the Coronavirus (COVID-19) a pandemic. The outbreak spread quickly around the world, including in every geography in which the Group operates. The pandemic has created uncertainty around the impact of the global economy and has resulted in impacts to the financial markets and asset values. Governments implemented various restrictions around the world, including closure of non-essential businesses, travel, shelter-in-place requirements for citizens and other restrictions.

The Group took a number of precautionary steps to safeguard its businesses and colleagues from COVID-19, including implementing travel restrictions, working from home arrangements and flexible work policies. The Group has now returned to offices around the world. We continue to prioritize the safety and well-being of our colleagues.

The Group’s major production centers, located in Taiwan and Vietnam, were quick to implement controls and safeguards around their processes that enabled us to continue delivering products with minimal interruption to our clients. In the six months to June 30, 2023, the impact upon the Group has been very limited and we remain confident that we are able to, and will be able to, fulfil all current and future client orders.

Currently the Group remains able to meet its commitments and does not foresee any significant challenges in the near future. The Group currently does not anticipate any material impact on its liquidity position in future periods nor on its outlook.

At this stage it remains impossible to predict the extent of the impact of the COVID-19 pandemic on future periods as this will depend on numerous evolving factors and future developments that the Group is not able to predict.